CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Total revenues	$ 183,803	$ 165,498	$ 280,138
Cost of revenues
Total cost of revenues	125,586	117,143	195,630
Gross profit	58,217	48,355	84,508
Operating expenses
Selling and marketing expenses	38,204	36,026	27,119
General and administrative expenses	17,748	16,234	9,704
Total operating expenses	55,952	52,260	36,823
Share of earnings from equity method investees	75	350	2
Changes in fair value of consideration payable	521	654
Impairment on call option	285	345
Operating profit (loss)	2,576	(3,246)	47,687
Interest income	1,026	2,255	2,497
Other expense	792	13
Income (loss) before income tax expense	2,810	(1,004)	50,184
Income tax expense	1,409	1,472	2,158
Net income (loss)	1,401	(2,476)	48,026
Net income attributable to noncontrolling interest	706	1,518	1,572
Net income attributable to redeemable noncontrolling interest	299	711	307
Net income (loss) attributable to Charm CommunicationsInc.'s ordinary shareholders	396	(4,705)	46,147
Net income (loss) per share:
Basic	$ 0.00	$ (0.06)	$ 0.59
Diluted	$ 0.00	$ (0.06)	$ 0.56
Shares used in computation of net income (loss) per share:
Basic	79,871,761	77,498,250	78,266,839
Diluted	80,639,506	77,498,250	82,113,765
Media Investment Management
Revenues
Total revenues	128,436	112,786	238,837
Cost of revenues
Total cost of revenues	117,578	107,976	187,878
Gross profit	10,858	4,810	50,959
Advertising Agency
Revenues
Total revenues	50,356	46,234	34,285
Cost of revenues
Total cost of revenues	4,243	4,864	3,737
Gross profit	46,113	41,370	30,548
Branding and Identity Services
Revenues
Total revenues	5,011	6,478	7,016
Cost of revenues
Total cost of revenues	3,765	4,303	4,015
Gross profit	$ 1,246	$ 2,175	$ 3,001